UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2024 to November 18, 2024

Commission File Number of issuing entity:  333-255934-07

Central Index Key Number of issuing entity:  0001987419

BMO 2023-C6 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4279413
38-4279414
38-7292519
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2024 a distribution was made to holders of the certificates issued by BMO 2023-C6 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2023-C6 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	9.73%	0	N/A

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2023-C6 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 19, 2024 to November 18, 2024.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 2, 2024. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2024. The Central Index Key number for Bank of Montreal is 0000927971.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2024. The Central Index Key number for KeyBank is 0001089877.

Argentic Real Estate Finance 2 LLC ("Argentic") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 24, 2024. The Central Index Key number for Argentic is 0001968416.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 9, 2024. The Central Index Key number for Wells Fargo is 0000740906.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2024. The Central Index Key number for UBS AG is 0001685185.

LMF Commercial, LLC (“LMF”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2024. The Central Index Key number for LMF is 0001592182.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 8, 2024. The Central Index Key number for Zions Bancorporation, N.A. is 0000109380.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 13, 2024. The Central Index Key number for GSMC is 0001541502.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2024. The Central Index Key number for GACC is 0001541294.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2024. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 2, 2024 under Commission File No. 333-255934-07 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 2, 2024 under Commission File No. 333-255934-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2023-C6 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	10/18/2024	$670,017.62
Current Distribution Date	11/18/2024	$1,683,941.94

Whole Loan Custodial Account(s) (Skorpios Industrial Whole Loan and Marriott Philadelphia West Whole Loan)
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

REO Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2023-C6 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	10/18/2024	$7,155.22
Current Distribution Date	11/18/2024	$7,392.43

Interest Reserve Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2023-C6 Mortgage Trust, relating to the November 18, 2024 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 2, 2024 under Commission File No. 333-255934-07 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 2, 2024 under Commission File No. 333-255934-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: December 2, 2024